Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease Deposit Liability	$ 250		$ 250
Operating Leases, Rent Expense	$ 262	$ 299	524	$ 585
Operating Lease, Cost			524
Short-Term Lease, Cost			150
Operating Lease, Payments			$ 415
Operating Lease, Weighted Average Remaining Lease Term	4 years 4 months 24 days		4 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	7.60%		7.60%
Future minimum lease payments						$ 4,185
MA
Lessee, Lease, Description [Line Items]
Future minimum lease payments					$ 109
MA | Land
Lessee, Lease, Description [Line Items]
Lease Expiration Date			Oct. 31, 2022
CA | Land
Lessee, Lease, Description [Line Items]
Lease Expiration Date			Nov. 30, 2026